Operating Expenses - Schedule of Operating Expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Operating Expenses [Abstract]
Cost of revenues	$ 7,367,528	$ 9,886,487
General and administrative expenses	12,184,292	9,053,084
Selling and marketing expenses	3,067,288	6,461,905
Research and development expenses	1,111,242	611,317
Total	$ 23,730,350	$ 26,012,793